Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2016
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue
Year ending December 31,	Amount
2016	(5,667)
2017	(11,336)
2018	(8,897)
2019	(6,602)
2020	(800)
(33,302)

Schedule of Unearned Revenue, Current and Non-Current
	December 31, 2015	June 30, 2016
Hires collected in advance	8,469	3,874
Charter revenue resulting from varying charter rates	36,395	34,149
Total	44,864	38,023
Less current portion	(18,356)	(15,618)
Non-current portion	26,508	22,405